Short Term Debt (Short-term debt and the related weighted-average interest rates) (Details) - CAD	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Short-term Debt	CAD 961,000,000	CAD 16,000,000
Short-term Debt, Weighted Average Interest Rate	1.73%	2.70%
TECO Energy Inc. and TECO Finance Inc. [Member] | Line of Credit [Member]
Short-term Debt [Line Items]
Short-term Debt	CAD 685,000,000	CAD 0
Short-term Debt, Weighted Average Interest Rate	1.74%	0.00%
Tampa Electric Division [Member] | Line of Credit [Member]
Short-term Debt [Line Items]
Short-term Debt	CAD 228,000,000	CAD 0
Short-term Debt, Weighted Average Interest Rate	1.49%	0.00%
New Mexico Gas Company [Member] | Line of Credit [Member]
Short-term Debt [Line Items]
Short-term Debt	CAD 35,000,000	CAD 0
Short-term Debt, Weighted Average Interest Rate	1.71%	0.00%
Nova Scotia Power Inc. [Member] | Notes Payable to Banks [Member]
Short-term Debt [Line Items]
Short-term Debt	CAD 1,000,000	CAD 16,000,000
Short-term Debt, Weighted Average Interest Rate	2.70%	2.70%
Grand Bahama Power Company Limited [Member] | Notes Payable to Banks [Member]
Short-term Debt [Line Items]
Short-term Debt	CAD 12,000,000	CAD 0
Short-term Debt, Weighted Average Interest Rate	5.75%	0.00%
Emera Energy Services [Member] | Line of Credit [Member]
Short-term Debt [Line Items]
Short-term Debt	CAD 0	CAD 0
Short-term Debt, Weighted Average Interest Rate	0.00%	0.00%